Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

For additional information regarding the Company’s related party transactions, see Part II, Item 8, Notes to Consolidated Financial Statements, Note 18 - Related Party Transactions included in the Annual Report.

Park City Capital
On March 31, 2015, the Company accepted a Subscription Agreement from Park City Capital Offshore Master, Ltd. (“Park City Offshore”), an affiliate of Michael J. Fox, for a 2015 Note with an aggregate principal amount of $1,000,000 and, in connection therewith, issued such note to Park City Capital Offshore on April 30, 2015. The 2015 Note was offered to Park City Offshore on the same terms and conditions as all other investors in the offering. In January 2017, the Company repurchased the $1,000,000 2015 Note held by Park City Offshore pursuant to the terms of the Tender Offer for any and all of the outstanding 2015 Notes (for a description of the Tender Offer, see Note 9 - Notes Payable and Other Debt). Mr. Fox is a an affiliate of Park City Offshore, a director of the Company since October 2013, Lead Independent Director since April 1, 2015, and a beneficial owner of greater than 5% of the outstanding common stock.
Doucet Asset Management, LLC
On June 10, 2014 and on subsequent dates, Doucet Capital, LLC, Doucet Asset Management, LLC, Christopher L. Doucet and Suzette A. Doucet jointly filed with the SEC a Schedule 13D reporting beneficial ownership of greater than 5% of the common stock.
In January 2017, the Company repurchased the 2015 Notes in aggregate principal amount of $250,000 held by Mr. and Ms. Doucet pursuant to the terms of the Tender Offer for any and all of the outstanding 2015 Notes (for a description of the Tender Offer, see Note 9 - Notes Payable and Other Debt).
On January 19, 2017, Doucet Capital, LLC, Doucet Asset Management, LLC and Mr. and Ms. Doucet jointly filed with the SEC a Schedule 13D reporting beneficial ownership of less than 5% of the common stock as a result of the 2015 Notes repurchased by the Company pursuant to the Tender Offer.
Promissory Note Issued By Brogdon
On November 10, 2016, the Company and Mr. Brogdon (a beneficial owner of greater than 5% of the outstanding common stock)agreed to further amend the promissory note issued by Mr. Brogdon on December 31, 2013 to the Company to extend its maturity date to December 31, 2017. As a condition to such amendment, Winter Haven Homes, Inc. (“Winter Haven”), an entity owned and controlled by Mr. Brogdon, has agreed to waive payment of certain charges otherwise due and owing from the Company to Winter Haven from January 1, 2016 to July 31, 2016. As of March 31, 2017, principal due and payable under the promissory note issued by Mr. Brogdon to the Company was $268,663, which has been fully allowed for in the Company’s unaudited consolidated statement of operations during the quarter ended March 31, 2017.

RELATED PARTY TRANSACTIONS
Riverchase. On April 9, 2010, Riverchase, then a wholly owned subsidiary of the Company, entered into a purchase agreement with a third party to acquire the assets of Riverchase Village, a 105-bed assisted living facility located in Hoover, Alabama, for a purchase price of approximately $5.0 million. On June 22, 2010, the Company assigned to Christopher F. Brogdon (a then director of the Company, beneficial owner of more than 5% of the common stock and the Company’s former Chief Acquisition Officer) 100% of the membership interests in Riverchase (the “Assignment”). On June 25, 2010, Riverchase, then owned by Mr. Brogdon, completed the acquisition of the Riverchase Village facility.
Riverchase financed the purchase of the Riverchase Village facility by borrowing from the Medical Clinic Board of the City of Hoover, Alabama the proceeds from the issuance of the Riverchase Bonds, with an aggregate principal amount of $6.3 million. As part of the financing, AdCare guaranteed Riverchase’s obligations under the Riverchase Bonds.
As consideration for the Assignment and AdCare’s guarantee of Riverchase’s obligations under the Riverchase Bonds, Mr. Brogdon granted to a wholly owned subsidiary of the Company an exclusive and irrevocable option to acquire Riverchase (the “Riverchase Option”) originally through June 22, 2012 (which option was subsequently extended through June 22, 2015) for an exercise price of $100,000. In addition, another wholly owned subsidiary of the Company entered into a five-year year management agreement with Riverchase pursuant to which such subsidiary supervised the management of the Riverchase Village facility for a monthly fee equal to 5% of the monthly gross revenues of the Riverchase Village facility. On June 22, 2013, the Company subsidiary and Riverchase agreed to mutually terminate such management agreement. See “- Letter Agreement with Brogdon”.
Sale of Riverchase Facility. On June 11, 2015, Riverchase entered into an asset purchase agreement with Omega to sell the Riverchase Village facility, which was subsequently amended.
On November 20, 2015, Riverchase completed the sale of the Riverchase Village facility to Omega for a purchase price of $6.9 million. In connection with such sale, the Riverchase Bonds were repaid in full, and the Company was released from its guaranty of Riverchase’s obligations thereunder. In connection with the sale of the Riverchase Village facility, the Company received $0.2 million, all of which was applied to reduce the obligations under the promissory note issued by Riverchase to the Company (See “- Letter Agreement with Brogdon”). As of December 31, 2016, principal due and payable under the promissory note issued by Riverchase was $95,000.
See “- Letter Agreement with Brogdon” below for a further description of the agreements with respect to the Riverchase Village facility and related matters.
Promissory Note Issued By Brogdon. On December 31, 2013, the Company notified certain entities controlled by Mr. Brogdon of the Company’s intent to terminate the management agreements between subsidiaries of the Company and such Brogdon entities under which the Company subsidiaries managed eight skilled nursing facilities located in Oklahoma owned by the Brogdon entities. Pursuant to the Letter Agreement discussed under “- Letter Agreement with Brogdon”: (i) the parties agreed to terminate the management agreements effective March 1, 2014 and (ii) Mr. Brogdon executed a promissory note in favor of the Company in principal amount of $523,663 which represented amounts owed as of March 1, 2014 (a) by the Brogdon entities pursuant to the management agreements and (b) by GL Nursing, LLC (an entity controlled by Mr. Brogdon) to the Company in connection with the Company’s assignment to GL Nursing, LLC in May 2012 of the Company’s rights to acquire a 141-bed skilled nursing facility located in Lonoke, Arkansas, known as Golden Years Manor. The promissory note was originally payable in five equal monthly installments commencing on September 1, 2014 and ending on December 31, 2014, and did not bear interest.
Letter Agreement with Brogdon. On March 3, 2014, the Company and certain of its subsidiaries entered into a letter agreement, dated as of February 28, 2014 (the “Letter Agreement”), with Mr. Brogdon and entities controlled by him which reduced the purchase price for the exercise of the Riverchase Option to $1.00. Furthermore, the Letter Agreement provided that, upon the closing of the sale of the Riverchase Village facility to an arms-length third party purchaser, regardless of whether the Company has exercised the Riverchase Option, the net sales proceeds from such sale shall be distributed as follows: (a) one-half of the net sales proceeds will be paid to the Company; (b) the remaining net sales proceeds will be paid to the Company to satisfy the outstanding principal balance and interest (if any) then due under the promissory note issued by Mr. Brogdon in favor of the Company with an original principal amount of $523,663, with such payment to be applied in the order of scheduled amortization under the note; and (c) the balance of net sales proceeds will be paid to the Company.
On May 15, 2014, the Company and certain of its subsidiaries entered into an amendment to the Letter Agreement (the “Letter Agreement First Amendment”), pursuant to which the Company paid $92,323 (the “Tax Payment”) to the appropriate governmental authorities of Jefferson County, Alabama, such amount representing outstanding real property taxes due on the Riverchase Village facility. The Company determined that it was in its best interests to make the Tax Payment in order to preserve the Company’s interest in the sale of the Riverchase Village facility. In connection with the Tax Payment, the parties also agreed to amend and restate the promissory note issued by Mr. Brogdon in favor of the Company to reflect a new principal amount of $615,986, which amount represents the original principal amount of the note plus the Tax Payment. Furthermore, the Letter Agreement First Amendment amended the Letter Agreement to provide that, if the closing of the sale of the Riverchase Village facility did not occur on or before December 31, 2014, then a payment of principal under the amended and restated promissory note equal to the Tax Payment would be due and payable to the Company on or before January 31, 2015.
Prior to the sale of the Riverchase Village facility in November 2015, AdCare guaranteed Riverchase’s obligations with respect to the Riverchase Bonds, and in order to preserve the Company’s interest in the sale of the Riverchase Village facility, the Company made a payment in the amount of $85,000 (the “Principal Obligation”) on behalf of Riverchase with respect to its obligations under the bonds. On October 10, 2014, Riverchase issued a promissory note in favor of the Company in the principal amount of $177,323, which represented the amount of Tax Payment plus the Principal Obligation. The note does not bear interest and was due upon the closing of the sale of the Riverchase Village facility. See “- Sale of Riverchase Village Facility”.
On October 10, 2014, the Company and certain of its subsidiaries entered into a second amendment to the Letter Agreement, as amended (the “Letter Agreement Second Amendment”), with Mr. Brogdon and entities controlled by Mr. Brogdon, pursuant to which the Company reduced the principal amount of the promissory note issued by Mr. Brogdon by the amount equal to $92,323 (which represents the amount of the Tax Payment) plus $255,000 (which represents an offset of amounts owed by the Company to Mr. Brogdon under his consulting agreement with the Company). See “- Brogdon Consulting Agreement”.
The Letter Agreement Second Amendment also amended the Letter Agreement, as amended, to provide that upon the closing of the sale of the Riverchase Village facility to a third party purchaser, the net sales proceeds from such sale shall be distributed so that any net sales proceeds shall first be paid to the Company to satisfy the $177,323 outstanding under the note issued by Riverchase to the Company.
On March 25, 2015, the Company and certain of its subsidiaries entered into a third amendment to the Letter Agreement, as amended (the “Letter Agreement Third Amendment”), with Mr. Brogdon and entities controlled by him, pursuant to which Riverchase and the Company agreed to amend the promissory note issued by Riverchase to the Company to: (i) increase the principal amount due under the promissory note issued by Riverchase to the Company by any additional real property tax payments made by the Company with respect to the Riverchase Village facility and (ii) to state that such promissory note would not bear interest.
The Letter Agreement Third Amendment amended the Letter Agreement to provide a schedule for the payment to the Company of the net sales proceeds resulting from a sale of the Riverchase Village facility to a third-party purchaser. The Letter Agreement Third Amendment required that the net sales proceeds from such sale be distributed to the Company as follows: (i) an amount sufficient to satisfy all amounts due and owing under the promissory note issued by Riverchase to the Company; (ii) one-half of the then remaining net sales proceeds; (iii) an amount sufficient to satisfy the amounts due and owing under the promissory note issued by Mr. Brogdon to the Company; and (d) the then remaining balance of net sales proceeds.
In connection with the Letter Agreement Third Amendment, the Company and Mr. Brogdon agreed to amend the promissory note issued by Mr. Brogdon to the Company. Pursuant to this amendment, the principal balance plus any accrued interest under the promissory note issued by Mr. Brogdon to the Company shall be due and payable on the earlier of: (i) December 31, 2015; or (ii) the closing of the sale of the Riverchase Village facility. See “- Sale of Riverchase Village Facility”. On November 10, 2016, the Company and Mr. Brogdon agreed to further amend the promissory note issued by Mr. Brogdon to the Company to extend its maturity date to December 31, 2017. As a condition to such amendment, Winter Haven Homes, Inc. (“Winter Haven”), an entity owned and controlled by Mr. Brogdon, has agreed to waive payment of certain charges otherwise due and owing from the Company to Winter Haven from January 1, 2016 to July 31, 2016. As of December 31, 2016, principal due and payable under the promissory note issued by Mr. Brogdon to the Company was $268,663.
Brogdon Consulting Agreement. In December 2012, the Company entered into a three-year consulting agreement with Mr. Brogdon for consulting services related to the acquisition and financing of skilled nursing facilities.
On May 6, 2014, the Company and Mr. Brogdon amended the consulting agreement to: (i) provide for an aggregate consulting fee equal to $400,000; (ii) a success fee of $25,000 (a “Success Fee”), subject to certain limitations; and (iii) eliminate the severance pay originally payable to Mr. Brogdon upon termination of the original consulting agreement without cause. Under the amended consulting agreement, Mr. Brogdon also would have received a change of control fee of $500,000, if a change of control occurred on or before May 1, 2015; however, no such fee became payable.
Pursuant to the amended consulting agreement, the Company made a one-time payment of $100,000 in respect of the $400,000 consulting fee on May 6, 2014, and was obligated to pay the remainder of the consulting fee in monthly payments of $15,000, which payments commenced on June 1, 2014. The Company did not pay any Success Fee to Mr. Brogdon during the fiscal year 2015. Pursuant to the amended consulting agreement, the balance of the consulting fee owed to Mr. Brogdon by the Company in the amount of $255,000 was offset in October 2014 against the remaining amount owed by Mr. Brogdon to the Company under the promissory note, thereby reducing the principal amount of the promissory note to $268,663. See “- Promissory Note Issued by Brogdon” above.
On March 21, 2016, Mr. Brogdon and the Company entered into a letter agreement with respect to the amended consulting agreement pursuant to which Mr. Brogdon and the Company agreed that such agreement was terminated effective as of November 20, 2015.
Settlement and Indemnification Agreement. On March 26, 2015, the Company and certain entities controlled by Mr. Brogdon entered into a Settlement and Indemnification Agreement with respect to: (i) certain claims made by the Brogdon entities in connection with management and administrative services provided by the Company to the Brogdon entities under various management agreements; and (ii) certain pending, or threatened, legal proceedings against the Company and certain of its subsidiaries, and Mr. Brogdon and certain entities controlled by him, including the litigation filed in the District Court of Oklahoma County, State of Oklahoma and described in Part I, Item 3, “Legal Proceedings” in the Company’s 2014 Annual Report on Form 10-K (collectively, and including any unasserted claims arising from the management agreements, the “AdCare Indemnified Claims”). Pursuant to such agreement, the Company contributed $600,000 towards the settlement of the litigation, which occurred in March 2015, and Mr. Brogdon and the Brogdon entities released the Company from any and all claims arising in connection with the management agreements and indemnified the Company with respect to the AdCare Indemnified Claims.
Personal Guarantor on Loan Agreements. Mr. Brogdon serves as personal guarantor on certain loan agreements entered into by the Company prior to 2015. At December 31, 2016, the total outstanding principal owed under such loan agreements was approximately $15.3 million.
Park City Capital. On March 31, 2015, the Company accepted a Subscription Agreement from Park City Capital Offshore Master, Ltd. (“Park City Offshore”), an affiliate of Michael J. Fox, for a 2015 Note with an aggregate principal amount of $1,000,000 and, in connection therewith, issued such note to Park City Capital Offshore on April 30, 2015. The 2015 Note was offered to Park City Offshore on the same terms and conditions as all other investors in the offering. In January 2017, the Company repurchased the $1,000,000 2015 Note held by Park City Offshore pursuant to the terms of the Tender Offer for any and all of the outstanding 2015 Notes. For a description of the Tender Offer, see Note 19 - Subsequent Events. Mr. Fox is a an affiliate of Park City Offshore, a director of the Company since October 2013, Lead Independent Director since April 1, 2015 and a beneficial owner of greater than 5% of the outstanding common stock.
Rimland Consulting Agreement. During March 2015, prior to Allan J. Rimland’s appointment as Chief Financial Officer of the Company, Mr. Rimland provided certain consulting services to the Company as an independent contractor. The Company paid Mr. Rimland $20,000 for such services.
Knaup Consulting Agreement. From November 2014 through September 2015, Thomas Knaup provided certain insurance-related consulting services to the Company through an entity owned and controlled by him. In connection with such services, the Company issued to the entity in December 2014 a five-year warrant to purchase 224,758 shares of common stock at an exercise price of $4.04 per share. In September 2015, the Company and the entity terminated the consulting arrangement and the warrant, without it being exercised, and the Company paid $115,000 to the entity in connection therewith. Mr. Knaup was elected a director of the Company in October 14, 2015.
Doucet Asset Management, LLC. On June 10, 2014 and on subsequent dates, Doucet Capital, LLC, Doucet Asset Management, LLC, Christopher L. Doucet and Suzette A. Doucet jointly filed with the SEC a Schedule 13D reporting beneficial ownership of greater than 5% of the common stock.
On March 31, 2015, the Company accepted Subscription Agreements from Christopher L. Doucet and Suzette A. Doucet for 2015 Notes with an aggregate principal amount of $250,000. The 2015 Notes were offered to them on the same terms and conditions as all other investors in the offering. With respect to the offering of 2015 Notes, Institutional Securities Corporation served as the placement agent and Doucet Asset Management, LLC served as the selected dealer, both of which are affiliates of Mr. and Ms. Doucet. In connection with the offering of 2015 Notes, the Company paid to Institutional Securities Corporation a placement fee of $151,000.
In January 2017, the Company repurchased the 2015 Notes in aggregate principal amount of $250,000 held by Mr. and Ms. Doucet pursuant to the terms of the Tender Offer for any and all of the outstanding 2015 Notes. For a description of the Tender Offer, see Note 19 - Subsequent Events.
On January 19, 2017, Doucet Capital, LLC, Doucet Asset Management, LLC and Mr. and Ms. Doucet jointly filed with the SEC a Schedule 13D reporting beneficial ownership of less than 5% of the common stock as a result of the convertible notes repurchased by the Company pursuant to such tender offer.
Cantone. On April 12, 2011 and on subsequent dates, Anthony J. Cantone, Cantone Research, Inc. (“CRI”), and certain other reporting persons filed with the SEC a Schedule 13G reporting beneficial ownership of greater than 5% of the common stock. On October 5, 2015, Mr. Cantone, CRI and CAM, and certain other reporting persons filed with the SEC a Schedule 13G/A-2, which reported beneficial ownership of less than 5% of the common stock.
As part of a private placement offering in 2012 for which CRI acted as placement agent, the Company issued and sold to Mr. Cantone and CAM 2012 Notes with an aggregate principal amount of approximately $6.4 million.
On June 30, 2015, the Company entered into prepayment agreements with Mr. Cantone and CAM and, in connection therewith, prepaid the 2012 Note held by Mr. Cantone in its entirety and partially prepaid the 2012 Note held by CAM, leaving a principal balance of approximately $4.8 million with respect to such note. All but $1.5 million of such principal balance was repaid on the July 31, 2015 maturity date.
Effective July 31, 2015, the Company and CAM amended the 2012 Note held by CAM to, among other things: (i) extend the maturity date with respect to $1.5 million of the principal amount of the 2012 Note to October 31, 2017; (ii) increase the interest rate from 8.0% to 10.0% per annum; and (iii) increase the conversion price from $3.97 to $4.25 per share. Additionally, the amendment modifies the Company’s right to prepay the 2012 Note held by CAM so that the Company may prepay at any time, without penalty, upon 60 days prior notice, any portion of the outstanding principal amount and accrued and unpaid interest thereon with respect to the 2012 Note; provided, however, that: (i) the shares of the common stock issuable upon conversion of the 2012 Note have been registered for resale under the Securities Act; and (ii) at any time after the issue date of the 2012 Note, the volume-weighted average price of the common stock for ten consecutive trading days has equaled or exceeded 150% of the then-current conversion price. The amendment also affords each of CAM and the Company the right to cause the redemption of all or any portion of the principal amount of the 2012 Note held by CAM upon a change of control (as defined in the 2012 Note) at a redemption price equal to 115% of the sum of (i) outstanding principal amount to be redeemed, plus (ii) the amount of accrued and unpaid interest thereon.
Pursuant to the amendment, the Company paid to CRI a fee equal to $37,500. The amendment also amends the consulting agreement, dated July 2, 2012, between the Company and CRI to: (i) reduce the annual consulting fee payable thereunder from approximately $50,000 to $15,000 and further reduce such fee proportionately upon each repayment, redemption or conversion of the principal amount of the 2012 Note held by CAM; and (ii) terminate such consulting agreement upon the earlier of October 31, 2017, or the conversion, redemption or prepayment of the entire principal amount of the 2012 Note held by CAM. The consulting agreement was originally executed by the parties in 2012 in connection with the Company’s private offering of the 2012 Notes.
Other than the items discussed above, there are no other material undisclosed related party transactions. For purposes of the disclosure in this Note 18 - Related Party Transactions, note that: (i) Mr. Brogdon is a greater than 5% holder of the outstanding common stock; and (ii) CAM and CRI are affiliates of Anthony J. Cantone, who filed with the SEC in July 2013 a Form 4 reporting that he beneficially owned greater than 10% of the outstanding common stock which was reported as less than 5% on a Schedule 13G/A filed with the SEC in October 2015.